VESSELS AND EQUIPMENT - Schedule of Movements in Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 5,246,697
Property, plant and equipment at the end of the year	4,911,996	$ 5,246,697
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,183,255
Property, plant and equipment at the end of the year	4,852,638	5,183,255
Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	63,442
Property, plant and equipment at the end of the year	59,358	63,442
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	6,065,735	5,612,454	$ 4,517,155
Additions	23,836	1,268,349	1,139,257
Transfers from newbuildings			193,878
Disposals	(57,336)	(815,068)	(237,836)
Property, plant and equipment at the end of the year	6,032,235	6,065,735	5,612,454
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,911,132	5,464,799	4,390,718
Additions	4,557	1,235,070	1,113,143
Transfers from newbuildings			191,132
Disposals	(55,485)	(788,737)	(230,194)
Property, plant and equipment at the end of the year	5,860,204	5,911,132	5,464,799
Cost | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	154,603	147,655	126,437
Additions	19,279	33,279	26,114
Transfers from newbuildings			2,746
Disposals	(1,851)	(26,331)	(7,642)
Property, plant and equipment at the end of the year	172,031	154,603	147,655
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(819,038)	(979,285)	(866,503)
Charge for the period	(328,201)	(338,229)	(230,070)
Disposals	27,000	498,476	117,288
Property, plant and equipment at the end of the year	(1,120,239)	(819,038)	(979,285)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(727,877)	(890,918)	(790,346)
Charge for the period	(305,037)	(315,483)	(212,088)
Disposals	25,348	478,524	111,516
Property, plant and equipment at the end of the year	(1,007,566)	(727,877)	(890,918)
Accumulated depreciation | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(91,161)	(88,367)	(76,157)
Charge for the period	(23,164)	(22,746)	(17,982)
Disposals	1,652	19,952	5,772
Property, plant and equipment at the end of the year	$ (112,673)	$ (91,161)	$ (88,367)